                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

     Post-Effective Amendment No. 41                               /X/


                                    and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

     Amendment No. 42                                              /X/


                                UAM FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)


                          c/o UAM Fund Services, Inc.
                         211 Congress St., 4/th/ Floor
                          Boston, Massachusetts 02110
                 Registrant's Telephone Number (617) 542-5440
                   (Address of Principal Executive Offices)
                   ----------------------------------------


                           Gary L. French, Treasurer
                            UAM Fund Services, Inc.
                              211 Congress Street
                          Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)
                    ---------------------------------------


                                   COPY TO:
                            Audrey C. Talley, Esq.
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3469


     It is proposed that this filing become effective (check appropriate box):
          [X]  Immediately upon filing pursuant to Paragraph (b)
          [_]  on (date) pursuant to Paragraph (b)
          [_]  60 days after filing pursuant to paragraph (a) (1)
          [_]  on (date) pursuant to paragraph (a) (1)
          [_]  75 days after filing pursuant to Paragraph (a) (2)
          [_]  on (date) pursuant to Paragraph (a) (2) of Rule 485


     If appropriate, check the following box:

          [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A
                                UAM FUNDS TRUST


The Institutional Class and the Institutional Service Class prospectuses for IRA Capital Preservation Portfolio (formerly the Dwight Capital Preservation Portfolio) are included in this Post-Effective Amendment No. 41.

The prospectus for Provident Focus Portfolio is contained in Post-Effective Amendment No. 39, which was filed on December 28, 1999.

The prospectuses for the following portfolios are contained in Post-Effective Amendment No. 35 to this Registration Statement, filed on August 9, 1999:

 .  BHM&S Total Return Bond Portfolio Institutional Class Shares
 . BHM&S Total Return Bond Portfolio Institutional Service Class Shares . Cambiar Opportunity Portfolio
 .  Chicago Asset Management Intermediate Bond Portfolio
 .  Chicago Asset Management Value/Contrarian Portfolio
 .  Clipper Focus Portfolio
 .  Hanson Equity Portfolio
 .  Jacobs International Octagon Portfolio
 .  MJI International Equity Portfolio Institutional Class Shares
 . MJI International Equity Portfolio Institutional Service Class Shares . Pell Rudman Mid-Cap Growth Portfolio
 .  TJ Core Equity Portfolio

The Institutional Class and Institutional Service Class prospectuses for FPA Crescent Portfolio are contained in Post-Effective Amendment No. 34 to this Registration Statement, filed on July 28, 1999.

The Advisor Class and Institutional Class prospectuses for Heitman Real Estate Portfolio are contained in Post-Effective Amendment No. 30 to this Registration Statement, filed on April 22, 1999.

                              UAM Funds
                                              Funds for the Informed Investorsm

IRA Capital Preservation Portfolio
Institutional Class Prospectus                                     March 1, 2000




                                                                   [LOGO OF UAM]

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary .............................................................1


 What is the Investment Objective of the Portfolio? ........................   1
 What are the Principal Investment Strategies of the Portfolio? ............   1
 What are the Principal Risks of the Portfolio? ............................   2
 How has the Portfolio Performed? ..........................................   3
 What are the Fees and Expenses of the Portfolio? ..........................   4


Investing with the UAM Funds ..................................................5


 Buying Shares .............................................................   5
 Redeeming Shares ..........................................................   6
 Transaction Policies ......................................................   6


Account Policies .............................................................11


 Distributions .............................................................  11
 Federal Taxes .............................................................  11


Portfolio Details ............................................................13


 Principal Investments and Risks of the Portfolio ..........................  13
 Other Investment Practices and Strategies .................................  16
 Year 2000 .................................................................  17
 Investment Management .....................................................  18
 Shareholder Servicing Arrangements ........................................  20
 Additional Classes ........................................................  20


Financial Highlights .........................................................21

 Portfolio Summary


  With certain exceptions, the portfolio offers its shares only to individ-ual investors who invest in the portfolio through an individual retirement account ("IRA"), Education IRA, SEP-IRA, SIMPLE IRA, ROTH-IRA or KEOGH Plan.

WHAT IS THE INVESTMENT OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV). The portfolio cannot guarantee it will meet its investment objectives. The portfolio may change its investment objectives without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio is designed to produce higher returns than a money market fund, while seeking to maintain a NAV that is considerably more stable than a typical high-quality fixed-income fund. Like other high-quality fixed-income funds, the portfolio invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The portfolio seeks to achieve a rate of return that is higher than most money market funds by maintaining an average duration of 1.5 to 4.0 years, which is longer than the average money market fund.

  Unlike other funds, the portfolio seeks to stabilize its NAV by purchasing wrapper agreements. A wrapper agreement is a mechanism offered by banks and insurance companies (wrap providers) that assists the portfolio in seeking to protect principal. Wrapper agreements obligate wrap providers to make certain payments to the portfolio to offset changes in the market value of some or all of portfolio's assets. These payments are designed to enable the portfolio to pay redeeming shareholders an amount equal to the purchase price of the portfolio's assets plus accrued income. For example, if a shareholder redemption requires the portfolio to sell a security for less than its purchase price plus accrued income, the wrapper agreement would cause the wrap provider to pay the portfolio the difference, and vice versa.

  The portfolio expects the combination of debt securities and wrapper agreements will provide its shareholders with a stable NAV. However, by purchasing wrapper agreements, the portfolio also trades some of the po-tential for capital appreciation and the ability to maximize its yield for protection from a decline in the value of its holdings caused by changes in interest rates.


WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."


  As with all mutual funds, at any time, your investment in the portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:


  . The portfolio may not achieve its goal because its strategy did not produce the intended results or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

  The portfolio cannot guarantee that the combination of securities and wrapper agreements will provide a constant NAV or a current rate of return that is higher than a money market fund. Discussed below are some of the factors associated with investments in wrapper agreements.

  The costs the portfolio incurs when buying wrapper agreements may reduce its return and as a result its performance.

  Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. Therefore, if an issuer of a security de-faults on payments of principal or interest or has its credit rating down-graded, the portfolio may have to sell covered assets quickly and at prices that may not fully reflect their current value. Downgrades below investment-grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrap-per agreement.

  The portfolio might not be able to replace existing wrapper agreements with other suitable wrapper agreement if (1) they mature or terminate or
  (2) the wrap provider defaults or has its credit rating lowered. The port-folio may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements. This could oc-cur if wrapper agreements are not available or if the adviser believes that the terms of available wrapper agreements are unfavorable.

  If the portfolio's attempts to stabilize its NAV fail, the value of its investments could fall because of changes in interest rates. Rising inter-est rates tend to cause the prices of debt securities (especially those with longer maturities), and the portfolio's share price, to fall. Rising interest rates may also cause investors to pay off mortgage-backed and as-set-backed securities later than anticipated, forcing the portfolio to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed se-curities earlier than expected, forcing the portfolio to reinvest the money at a lower interest rate.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes un-able to honor its financial obligations, the security may lose some or all of its value.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The portfolio has not presented a bar chart or performance table because it has been in existence for less than one year.

IS THE PORTFOLIO APPROPRIATE FOR ME?
-------------------------------------------------------------------------------

  The portfolio is intended for investors age 59 1/2 or older.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Fees and Expenses of the Portfolio

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

                                                              IRA Capital
                                                         Preservation Portfolio
  -----------------------------------------------------------------------------
   Shareholder Fees (fees paid directly from your
   investment)
  -----------------------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed)          2.00%#
  -----------------------------------------------------------------------------
   Annual Fund Operating Expenses (expenses that are deducted from the assets of the portfolio)
  -----------------------------------------------------------------------------
    Management Fee                                                0.50%
  -----------------------------------------------------------------------------
    Other Expenses+                                               0.60%
  -----------------------------------------------------------------------------
    Total Annual Fund Operating Expenses*                         1.10%

  # Shareholders pay a redemtpion fee when they redeem shares held for less than the number of days listed under "Redemption Fee" in the section on "Transaction Policies."

  + Other Expenses are based on estimated amounts for the first fiscal year of the portfolio. Other Expenses include the fees the portfolio expects to pay for wrapper agreements.

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in the portfolio. This is due to the fact that the adviser has voluntarily agreed to limit the ex-penses of this class of the portfolio to the extent necessary to keep their total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the amount presented in the table below, expressed as a percentage of the portfolio's average dai;y net assets. The adviser may change or cancel its expense limitation at any time. In addtion, "Other Expenses" do not take into account any ex-pense offset arrangement the portfolio may have that would reduce its custodian fee based on the amount of cash the portfolio maintains with its custodian. This would also have the effect of reducing the portfo-lio's expenses.

                                            IRA Capital Preservation Portfolio
   ---------------------------------------------------------------------------
    Expected Limit                                        1.00%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you rein-vested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year 3 Years
  ---------------------------------------------------
   IRA Capital Preservation Portfolio   $112   $350

 Investing with the UAM Funds

BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows:
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic Investment Plan (Via ACH)
                     You may not open an ac-      To set up a plan, mail a
                     count via ACH.               completed application to
                                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------

  Minimum Investments$500--IRAs                   $100
                     $250--Spousal IRAs

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

REDEEMING SHARES
-------------------------------------------------------------------------------
  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The UAM Fund.

                   .   The account number; and

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments to redeem shares. Please see the Statement of Addi-tional Information (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  Online You can redeem shares on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465.

  ---------------------------------------------------------------------------
  By Systematic    If your account balance is at least $10,000, you may
  Withdrawal       transfer as little as $100 per month from your UAM Funds
  Plan (Via ACH)   account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.


TRANSACTION POLICIES
-------------------------------------------------------------------------------

Who May Invest in the Portfolio?

  With certain exceptions, the portfolio offers its shares to investors who wish to invest in the portfolio through one of the following types of in-dividual retirement accounts:

  . Plans described in Section 408 of the Internal Revenue Code (includes traditional IRAs, SEP-IRAs and SIMPLE IRAs);

  .   Plans described in Section 408A of the Internal Revenue Code (ROTH-
      IRAs);

  .   Plans described in Section 530 of the Internal Revenue Code (Education
      IRAs); and

  .   Plans maintained by sole proprietorships (KEOGH Plans).

  From time to time, the portfolio may allow certain shareholders, including affiliates of its investment adviser, to buy shares of the portfolio through an account that does not qualify as one of the IRAs described above.

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value per share (NAV) next computed after it receives and ac-cepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trad-ing on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following busi-ness day. The UAM Funds are open for business on the same days as the New York Stock Exchange, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed. Consequently, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices, such as wrapper agreements, are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value se-curities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that are purchased with remaining maturities of 60 days or less at amortized cost, which approximates market value. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.


  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions


  At the UAM Funds' discretion, you may pay for shares with securities in-stead of cash.


Payment of Redemption Proceeds


  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form. To be in proper form, a written redemption request must include the following information:

  .   The name of the UAM Fund;

  .   The account number;

  .   The account name(s);

  .   The address;

  .   The dollar amount or number of shares you wish to redeem; and

  . The signatures of all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

  The UAM Funds may require that signatures be guaranteed by a bank or mem-ber firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a shareholder to furnish additional legal docu-ments to insure proper authorization.


  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

  Redemption Fee


  The portfolio will deduct a 2.00% redemption fee from the redemption pro-ceeds of any shareholder redeeming shares of the portfolio held for less than twelve months. Shareholders who have held their shares continuously for at least twelve months would not pay a redemption fee.

  The portfolio will retain the fee for the benefit of the remaining share-holders. The portfolio charges the redemption fee to help minimize the im-pact the redemption may have on the performance of the portfolio, to fa-cilitate portfolio management and to offset certain transaction costs and other expenses the portfolio incurs because of the redemption. The portfo-lio also charges the redemption fee to discourage market timing by those shareholders initiating redemptions to take advantage of short-term market movements.


Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds


  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)


  Redemptions


  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies


DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio declares its net investment income daily and pays it monthly. In addition, the portfolio distributes its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.

  To maintain a stable NAV, the portfolio may have to declare and pay divi-dends in amounts that are not equal to the amount of net investment income it actually earns. This may cause the portfolio to take some or all of the following actions:

  . If the portfolio distributes more money than it actually earned through its investments, it may have to make a distribution that may be considered a return of capital.

  . If the income the portfolio receives exceeds the amount of dividends distributed, the portfolio may have to distribute that excess income to shareholders and declare a reverse split of its shares.

  The portfolio may split its shares when it distributes its net capital gains. Share splits or reverse share splits will cause the number of shares owned by shareholders to increase or decrease while allowing the NAV of the portfolio to remain stable.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a div-idend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Redemptions

  If the portfolio fails to maintain a stable NAV, when you redeem shares of the portfolio you may recognize a capital gain or loss for federal tax purposes. This gain or loss will be based on the difference between the cost of your shares and the amount you receive for them. To aid in comput-ing your tax basis, you should keep your account statements for the peri-ods during which you held shares.


  The one major exception to these tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-quali-fied plan) may not be currently taxable, but they may be taxable in the future.


Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------


  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment strategies and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual re-port. As long as it is consistent with other policies described in the SAI, the portfolio may change these strategies without shareholder approv-al.

  The portfolio invests primarily in debt securities that a nationally rec-ognized statistical rating agency (rating agency), such as Moody's Invest-ors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The portfolio may also invest in

  . Liquid short-term investments, such as money market instruments, that a rating agency has rated in one of its top two short-term rating cat-egories at the time of purchase; and

  . Other investments, including commingled pools of debt securities hav-ing similar characteristics to the portfolio.


  The average duration of the portfolio will normally range from 1.5 to 4.0 years. The portfolio expects its dollar weighted average maturity will be six years or less.


  The portfolio seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers) that a rating agency has rated in one of its top two rating categories at the time of purchase. The portfolio expects to purchase enough wrapper agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments.


Comparison to Money Market Funds and Other Fixed Income Funds


  While not fixed at $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the portfolio to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the portfolio and its yield will tend to more closely track the direction of current market rates than the yield of the portfolio. Over the long-term, however, the adviser believes the portfolio's mix of investments and longer average duration will offset those differences by producing higher returns than a money market fund. The portfolio cannot, however, guarantee that the combination of securities and wrapper agree-ments will provide a constant NAV or a current rate of return that is higher than a money market mutual fund.

What are the Characteristics and Risks of the Securities in which the Portfolio Invests?

  Wrapper Agreements

  A wrapper agreement obligates the wrap provider to make certain payments to the portfolio in exchange for an annual premium. Payments made by the wrap provider are designed to enable the portfolio to make redemption pay-ments reflecting the purchase price plus accrued income (book value) of the portfolio's assets covered by the wrapper agreement (covered assets), rather than the market value of the covered assets. Income is accrued on the portfolio's investments at a rate established by each wrap provider based on the yield of the covered assets, adjusted for amortization of gains and losses over the duration of such covered assets (crediting rate). Under a typical wrapper agreement, if a shareholder redemption re-quires the portfolio to sell a covered asset for less than its purchase price plus accrued income, the wrap provider will pay the portfolio the difference. If a shareholder redemption requires the portfolio to sell a security for more than its purchase price plus accrued income, the portfo-lio will pay the wrap provider the difference.

  The portfolio expects that the value of the wrapper agreements will move in the opposite direction from the market value of the covered assets. When the value of the covered assets is less than their purchase price plus accrued income, the portfolio will treat the difference as an asset. Similarly, when the value of the covered assets is more than their pur-chase price plus accrued income, the excess will be a liability of the portfolio. Normally, the portfolio expects the sum of the total value of its wrapper agreements plus the total market value of all of its covered assets to equal the purchase price plus accrued income of its covered as-sets resulting in a stable NAV.


  The terms of the wrapper agreements vary concerning when payments must ac-tually be made between the portfolio and the wrap provider. In some cases, payments may be due upon disposition of the covered assets. Other wrapper agreements only provide for settlement when the wrapper agreement termi-nates or the portfolio sells all of the covered assets.


  The rate at which income accrues will generally reflect movements in pre-vailing interest rates, though sometimes it may differ from these rates or the actual interest income earned on the covered assets. The costs the portfolio incurs when buying wrapper agreements may reduce its return and as a result it may not perform as well as other high-quality fixed-income funds of comparable duration.

  The portfolio may have to maintain a specified percentage of its total as-sets in short-term investments to cover redemptions and portfolio ex-penses. This may result in a lower return for the portfolio than if it had invested in longer-term debt securities.

  Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. Therefore, if an issuer of a security defaults on payments of principal or interest or has its creidt rating down-graded, the portfolio may have to sell covered assets quickly and at prices that may not fully reflect their current value. Downgrades below investment-grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrapper Agreements.

  There is no active trading market for wrapper agreements and the portfolio does not expect one to develop.

  Debt Securities

  A debt security is an interest bearing security that corporations and gov-ernments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). The portfolio may invest in a variety of types of debt securities, including those issued by corporations and the U.S. gov-ernment and its agencies, mortgage-backed and asset-backed securities (se-curities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, commercial paper and certifi-cates of deposit.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the price of the bond will go down, and vice versa). Some types of debt securities are more af-fected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mort-gage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behav-ior can negatively affect the performance of a portfolio by shortening or lengthening its average maturity and, thus, changing its effective dura-tion. The unexpected timing of mortgage-backed and asset-backed prepay-ments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes un-able to honor its financial obligations, the security may lose some or all of its value.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the portfolio may use the investment strategies described below. It may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these and other investment practices and their risks, you should read the SAI.

Derivatives

  Generally, a derivative is a financial transaction whose value is based on the value of an underlying asset, interest rate, exchange rate, stock in-dex or other measures. The portfolio may invest futures, options and swaps to protect against a change in the price of an investment the portfolio owns or anticipates buying in the future (a practice known as hedging). The portfolio also may use futures, options and swaps to remain fully in-vested and to reduce transaction costs.

  Futures contracts are contracts that obligate the buyer to receive and the seller to deliver a security or money on a specified date. Options grant the right, but not the obligation, to buy or sell a specified amount of a security or other assets on or before a specified date at a predetermined price. Swap transactions obligates two parties to exchange, or swap, a se-ries of cash flows at specified dates.

  Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. The portfolio may lose money if the advis-er:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the portfolio's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of secu-rities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defen-sive position to reduce changes in the value of the shares of the portfo-lio that may result from adverse market, economic, political or other developments.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

Portfolio Turnover

  The portfolio may buy and sell investments relatively often. Such a strat-egy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by the portfolio. Shareholders must pay tax on such capi-tal gains. See "Federal Taxes" for more information.


YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  As of the date of this prospectus, the UAM Funds and their major service providers have not experienced any year 2000-related computer problems. However, it is possible that year 2000-related computer problems will still affect the UAM Funds in the future. To reduce the likelihood that a year 2000-related computer problem would affect the UAM Funds, the UAM Funds and their advisers, administrator, distributor and transfer agent have taken steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. Such steps include making necessary changes to their own computer systems; obtaining assur-ances from their major service providers that they are ready for the tran-sition to the year 2000; and reviewing key service providers' contingency plans. The UAM Funds cannot predict the degree to which the year 2000 is-sue will affect their investments or operations. Any negative consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Dwight Asset Management Company, a Delaware corporation located at 125 College Street, Burlington, Vermont 05401, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since 1983.

  For its services, the portfolio pays the adviser a fee of 0.50% of its av-erage net assets. The adviser has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions and extraordi-nary expenses) of this class of the portfolios to 1.00%, also expressed as a percentage of average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. Dur-ing the portfolio's most recent fiscal year, adviser waived its entire management fee.


Portfolio Managers

  A team of investment professionals of the adviser is primarily responsible for the day-to-day management of the portfolio.

Adviser's Historical Performance

  The adviser manages accounts of debt securities that have substantially similar investment objectives as the portfolio. The adviser manages these accounts using techniques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of all of these accounts is listed below. The performance data for the managed accounts reflects the deduction of an average fee. All fees and expenses of the separate accounts were less than the operat-ing expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect fees and expenses of the portfolio, the compos-ite's performance would have been lower.

  Quarterly returns of the composite combine the individual account returns by asset weighing each individual account's asset value as of the end of the quarter. The yearly returns are computed by geometrically linking the returns of each quarter within the year. This calculation method differs from the SEC method of calculating returns. Had the adviser calculated its performance using the SEC's method, its results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio and may be calculated differently than the performance of the port-folio.

                           Dwight Asset Management                   Ryan 5 Year
                         Company All Funds Composite*             GIC Master Index+
  ---------------------------------------------------------------------------------
   Calendar Years
    1999                             6.65%                              6.57%
  ---------------------------------------------------------------------------------
    1998                             6.94%                              6.57%
  ---------------------------------------------------------------------------------
    1997                             7.11%                              6.58%
  ---------------------------------------------------------------------------------
    1996                             7.28%                              6.73%
  ---------------------------------------------------------------------------------
    1995                             7.63%                              7.19%
  ---------------------------------------------------------------------------------
    1994                             8.10%                              7.52%
  ---------------------------------------------------------------------------------
    1993                             8.69%                              8.15%
  ---------------------------------------------------------------------------------
    1992                             9.37%                              8.70%
   Average Annual Returns For Periods Ended 12/31/99
    1-year                           6.65%                              6.57%
  ---------------------------------------------------------------------------------
    3-years                          6.91%                              6.57%
  ---------------------------------------------------------------------------------
    5-years                          7.13%                              6.73%
  ---------------------------------------------------------------------------------
    10-years                         8.29%                              7.60%

  * All returns are dollar weighted, and are net of fees and expenses. Re-turns are net of fees, which are based on a dollar weighted average of 0.10% as of 12/31/99. During the period shown, the maximum fee charged to the adviser's accounts was 0.17% and the minimum fee was 0.08%. The adviser's composite has not been audited.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the UAM Funds that are attribut-able to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal di-rectly with the UAM Funds. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the UAM Funds or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The UAM Funds may pay all or part of the fees paid to financial represent-atives. Periodically, the board of the UAM Funds reviews these arrange-ments to ensure that the fees paid are appropriate to the services per-formed. The UAM Funds do not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the UAM Funds.

  The adviser may pay its affiliated companies for distribution and market-ing services performed with respect to the UAM Funds.

ADDITIONAL CLASSES
-------------------------------------------------------------------------------

  The portfolio also offers Institutional Service Class shares, which pay marketing or shareholder servicing fees. Since Institutional Service Class shares have higher expenses, their performance is likely to be lower than the Institutional Class.

 Portfolio Codes


  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

       Trading Symbol               CUSIP Number                           Portfolio Number
  -----------------------------------------------------------------------------------------
           ICPPX                     902555259                                   784

IRA Capital Preservation Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual/Semi-Annual Report

  The annual/semi-annual report of the portfolio provides additional infor-mation about the portfolio's investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the portfolio during the last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

How to Get More Information

  Investors can receive free copies of the SAI, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  You can review and copy information about the portfolio (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, af-ter paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Ex-change Commission's Public Reference Section, Washington, D.C. 20549-0102.

  The portfolio's Investment Company Act of 1940 file number is 811-8544.

                                                                  [LOGO OF UAM]

                              UAM Funds
                                              Funds for the Informed Investorsm

IRA Capital Preservation Portfolio
Institutional Class Service Prospectus                             March 1, 2000




                                                                   [LOGO OF UAM]

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................


 What is the Investment Objective of the Portfolio? ........................
 What are the Principal Investment Strategies of the Portfolio? ............
 What are the Principal Risks of the Portfolio? ............................
 How has the Portfolio Performed? ..........................................
 What are the Fees and Expenses of the Portfolio? ..........................


Investing with the UAM Funds .................................................


 Buying Shares .............................................................
 Redeeming Shares ..........................................................
 Transaction Policies ......................................................


Account Policies .............................................................


 Distributions .............................................................
 Federal Taxes .............................................................


Portfolio Details ............................................................


 Principal Investments and Risks of the Portfolio ..........................
 Other Investment Practices and Strategies .................................
 Year 2000 .................................................................
 Investment Management .....................................................
 Shareholder Servicing Arrangements ........................................
 Additional Classes ........................................................


Financial Highlights .........................................................

 Portfolio Summary


  With certain exceptions, the portfolio offers its shares only to individ-ual investors who invest in the portfolio through an individual retirement account ("IRA"), Education IRA, SEP-IRA, SIMPLE IRA, ROTH-IRA or KEOGH Plan.

WHAT IS THE INVESTMENT OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV). The portfolio cannot guarantee it will meet its investment objectives. The portfolio may change its investment objectives without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio is designed to produce higher returns than a money market fund, while seeking to maintain a NAV that is considerably more stable than a typical high-quality fixed-income fund. Like other high-quality fixed-income funds, the portfolio invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The portfolio seeks to achieve a rate of return that is higher than most money market funds by maintaining an average duration of 1.5 to 4.0 years, which is longer than the average money market fund.

  Unlike other funds, the portfolio seeks to stabilize its NAV by purchasing wrapper agreements. A wrapper agreement is a mechanism offered by banks and insurance companies (wrap providers) that assists the portfolio in seeking to protect principal. Wrapper agreements obligate wrap providers to make certain payments to the portfolio to offset changes in the market value of some or all of portfolio's assets. These payments are designed to enable the portfolio to pay redeeming shareholders an amount equal to the purchase price of the portfolio's assets plus accrued income. For example, if a shareholder redemption requires the portfolio to sell a security for less than its purchase price plus accrued income, the wrapper agreement would cause the wrap provider to pay the portfolio the difference, and vice versa.

  The portfolio expects the combination of debt securities and wrapper agreements will provide its shareholders with a stable NAV. However, by purchasing wrapper agreements, the portfolio also trades some of the po-tential for capital appreciation and the ability to maximize its yield for protection from a decline in the value of its holdings caused by changes in interest rates.


WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."


  As with all mutual funds, at any time, your investment in the portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:


  . The portfolio may not achieve its goal because its strategy did not produce the intended results or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

  The portfolio cannot guarantee that the combination of securities and wrapper agreements will provide a constant NAV or a current rate of return that is higher than a money market fund. Discussed below are some of the factors associated with investments in wrapper agreements.

  The costs the portfolio incurs when buying wrapper agreements may reduce its return and as a result its performance.

  Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. Therefore, if an issuer of a security de-faults on payments of principal or interest or has its credit rating down-graded, the portfolio may have to sell covered assets quickly and at prices that may not fully reflect their current value. Downgrades below investment-grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrap-per agreement.

  The portfolio might not be able to replace existing wrapper agreements with other suitable wrapper agreement if (1) they mature or terminate or
  (2) the wrap provider defaults or has its credit rating lowered. The port-folio may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements. This could oc-cur if wrapper agreements are not available or if the adviser believes that the terms of available wrapper agreements are unfavorable.

  If the portfolio's attempts to stabilize its NAV fail, the value of its investments could fall because of changes in interest rates. Rising inter-est rates tend to cause the prices of debt securities (especially those with longer maturities), and the portfolio's share price, to fall. Rising interest rates may also cause investors to pay off mortgage-backed and as-set-backed securities later than anticipated, forcing the portfolio to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed se-curities earlier than expected, forcing the portfolio to reinvest the money at a lower interest rate.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes un-able to honor its financial obligations, the security may lose some or all of its value.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The portfolio has not presented a bar chart or performance table because it has been in existence for less than one year.

IS THE PORTFOLIO APPROPRIATE FOR ME?
-------------------------------------------------------------------------------

  The portfolio is intended for investors age 59 1/2 or older.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Fees and Expenses of the Portfolio

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

                                                              IRA Capital
                                                         Preservation Portfolio
  -----------------------------------------------------------------------------
   Shareholder Fees (fees paid directly from your
   investment)
  -----------------------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed)          2.00%#
  -----------------------------------------------------------------------------
   Annual Fund Operating Expenses (expenses that are deducted from the assets of the portfolio)
  -----------------------------------------------------------------------------
    Management Fee                                                0.50%
  -----------------------------------------------------------------------------
    Service (12b-1) Fee                                           0.25%
  -----------------------------------------------------------------------------
    Other Expenses+                                               0.60%
  -----------------------------------------------------------------------------
    Total Annual Fund Operating Expenses*                         1.35%

  # Shareholders pay a redemtpion fee when they redeem shares held for less than the number of days listed under "Redemption Fee" in the section on "Transaction Policies."

  + Other Expenses are based on estimated amounts for the first fiscal year of the portfolio. Other Expenses include the fees the portfolio expects to pay for wrapper agreements.

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in the portfolio. This is due to the fact that the adviser has voluntarily agreed to limit the ex-penses of this class of the portfolio to the extent necessary to keep their total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the amount presented in the table below, expressed as a percentage of the portfolio's average dai;y net assets. The adviser may change or cancel its expense limitation at any time. In addtion, "Other Expenses" do not take into account any ex-pense offset arrangement the portfolio may have that would reduce its custodian fee based on the amount of cash the portfolio maintains with its custodian. This would also have the effect of reducing the portfo-lio's expenses.

                                            IRA Capital Preservation Portfolio
   ---------------------------------------------------------------------------
    Expected Limit                                        1.25%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you rein-vested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year 3 Years
  ---------------------------------------------------
   IRA Capital Preservation Portfolio   $90    $271

 Investing with the UAM Funds

BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows:
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic Investment Plan (Via ACH)
                     You may not open an ac-      To set up a plan, mail a
                     count via ACH.               completed application to
                                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------

  Minimum Investments$500--IRAs                   $100
                     $250--Spousal IRAs

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

REDEEMING SHARES
-------------------------------------------------------------------------------
  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The UAM Fund.

                   .   The account number; and

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments to redeem shares. Please see the Statement of Addi-tional Information (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  Online You can redeem shares on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465.

  ---------------------------------------------------------------------------
  By Systematic    If your account balance is at least $10,000, you may
  Withdrawal       transfer as little as $100 per month from your UAM Funds
  Plan (Via ACH)   account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.


TRANSACTION POLICIES
-------------------------------------------------------------------------------

Who May Invest in the Portfolio?

  With certain exceptions, the portfolio offers its shares to investors who wish to invest in the portfolio through one of the following types of in-dividual retirement accounts:

  . Plans described in Section 408 of the Internal Revenue Code (includes traditional IRAs, SEP-IRAs and SIMPLE IRAs);

  .   Plans described in Section 408A of the Internal Revenue Code (ROTH-
      IRAs);

  .   Plans described in Section 530 of the Internal Revenue Code (Education
      IRAs); and

  .   Plans maintained by sole proprietorships (KEOGH Plans).

  From time to time, the portfolio may allow certain shareholders, including affiliates of its investment adviser, to buy shares of the portfolio through an account that does not qualify as one of the IRAs described above.

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value per share (NAV) next computed after it receives and ac-cepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trad-ing on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following busi-ness day. The UAM Funds are open for business on the same days as the New York Stock Exchange, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed. Consequently, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices, such as wrapper agreements, are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value se-curities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that are purchased with remaining maturities of 60 days or less at amortized cost, which approximates market value. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.


  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions


  At the UAM Funds' discretion, you may pay for shares with securities in-stead of cash.


Payment of Redemption Proceeds


  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form. To be in proper form, a written redemption request must include the following information:

  .   The name of the UAM Fund;

  .   The account number;

  .   The account name(s);

  .   The address;

  .   The dollar amount or number of shares you wish to redeem; and

  . The signatures of all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

  The UAM Funds may require that signatures be guaranteed by a bank or mem-ber firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a shareholder to furnish additional legal docu-ments to insure proper authorization.


  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

  Redemption Fee


  The portfolio will deduct a 2.00% redemption fee from the redemption pro-ceeds of any shareholder redeeming shares of the portfolio held for less than twelve months. Shareholders who have held their shares continuously for at least twelve months would not pay a redemption fee.

  The portfolio will retain the fee for the benefit of the remaining share-holders. The portfolio charges the redemption fee to help minimize the im-pact the redemption may have on the performance of the portfolio, to fa-cilitate portfolio management and to offset certain transaction costs and other expenses the portfolio incurs because of the redemption. The portfo-lio also charges the redemption fee to discourage market timing by those shareholders initiating redemptions to take advantage of short-term market movements.


Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds


  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)


  Redemptions


  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies


DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio declares its net investment income daily and pays it monthly. In addition, the portfolio distributes its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.

  To maintain a stable NAV, the portfolio may have to declare and pay divi-dends in amounts that are not equal to the amount of net investment income it actually earns. This may cause the portfolio to take some or all of the following actions:

  . If the portfolio distributes more money than it actually earned through its investments, it may have to make a distribution that may be considered a return of capital.

  . If the income the portfolio receives exceeds the amount of dividends distributed, the portfolio may have to distribute that excess income to shareholders and declare a reverse split of its shares.

  The portfolio may split its shares when it distributes its net capital gains. Share splits or reverse share splits will cause the number of shares owned by shareholders to increase or decrease while allowing the NAV of the portfolio to remain stable.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a div-idend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Redemptions

  If the portfolio fails to maintain a stable NAV, when you redeem shares of the portfolio you may recognize a capital gain or loss for federal tax purposes. This gain or loss will be based on the difference between the cost of your shares and the amount you receive for them. To aid in comput-ing your tax basis, you should keep your account statements for the peri-ods during which you held shares.


  The one major exception to these tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-quali-fied plan) may not be currently taxable, but they may be taxable in the future.


Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------


  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment strategies and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual re-port. As long as it is consistent with other policies described in the SAI, the portfolio may change these strategies without shareholder approv-al.

  The portfolio invests primarily in debt securities that a nationally rec-ognized statistical rating agency (rating agency), such as Moody's Invest-ors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The portfolio may also invest in

  . Liquid short-term investments, such as money market instruments, that a rating agency has rated in one of its top two short-term rating cat-egories at the time of purchase; and

  . Other investments, including commingled pools of debt securities hav-ing similar characteristics to the portfolio.


  The average duration of the portfolio will normally range from 1.5 to 4.0 years. The portfolio expects its dollar weighted average maturity will be six years or less.


  The portfolio seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers) that a rating agency has rated in one of its top two rating categories at the time of purchase. The portfolio expects to purchase enough wrapper agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments.


Comparison to Money Market Funds and Other Fixed Income Funds


  While not fixed at $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the portfolio to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the portfolio and its yield will tend to more closely track the direction of current market rates than the yield of the portfolio. Over the long-term, however, the adviser believes the portfolio's mix of investments and longer average duration will offset those differences by producing higher returns than a money market fund. The portfolio cannot, however, guarantee that the combination of securities and wrapper agree-ments will provide a constant NAV or a current rate of return that is higher than a money market mutual fund.

What are the Characteristics and Risks of the Securities in which the Portfolio Invests?

  Wrapper Agreements

  A wrapper agreement obligates the wrap provider to make certain payments to the portfolio in exchange for an annual premium. Payments made by the wrap provider are designed to enable the portfolio to make redemption pay-ments reflecting the purchase price plus accrued income (book value) of the portfolio's assets covered by the wrapper agreement (covered assets), rather than the market value of the covered assets. Income is accrued on the portfolio's investments at a rate established by each wrap provider based on the yield of the covered assets, adjusted for amortization of gains and losses over the duration of such covered assets (crediting rate). Under a typical wrapper agreement, if a shareholder redemption re-quires the portfolio to sell a covered asset for less than its purchase price plus accrued income, the wrap provider will pay the portfolio the difference. If a shareholder redemption requires the portfolio to sell a security for more than its purchase price plus accrued income, the portfo-lio will pay the wrap provider the difference.

  The portfolio expects that the value of the wrapper agreements will move in the opposite direction from the market value of the covered assets. When the value of the covered assets is less than their purchase price plus accrued income, the portfolio will treat the difference as an asset. Similarly, when the value of the covered assets is more than their pur-chase price plus accrued income, the excess will be a liability of the portfolio. Normally, the portfolio expects the sum of the total value of its wrapper agreements plus the total market value of all of its covered assets to equal the purchase price plus accrued income of its covered as-sets resulting in a stable NAV.


  The terms of the wrapper agreements vary concerning when payments must ac-tually be made between the portfolio and the wrap provider. In some cases, payments may be due upon disposition of the covered assets. Other wrapper agreements only provide for settlement when the wrapper agreement termi-nates or the portfolio sells all of the covered assets.


  The rate at which income accrues will generally reflect movements in pre-vailing interest rates, though sometimes it may differ from these rates or the actual interest income earned on the covered assets. The costs the portfolio incurs when buying wrapper agreements may reduce its return and as a result it may not perform as well as other high-quality fixed-income funds of comparable duration.

  The portfolio may have to maintain a specified percentage of its total as-sets in short-term investments to cover redemptions and portfolio ex-penses. This may result in a lower return for the portfolio than if it had invested in longer-term debt securities.


  The portfolio might not be able to replace existing wrapper agreements with other suitable wrapper agreement if (1) they mature or terminate or (2) the wrap provider defaults or has its credit rating lowered. The portfolio may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements. This could occur if wrapper agreements are not available or if the adviser believes that the term of available wrapper agreements are unfavorable.

  There is no active trading market for wrapper agreements and the portfolio does not expect one to develop.

  Debt Securities

  A debt security is an interest bearing security that corporations and gov-ernments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). The portfolio may invest in a variety of types of debt securities, including those issued by corporations and the U.S. gov-ernment and its agencies, mortgage-backed and asset-backed securities (se-curities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, commercial paper and certifi-cates of deposit.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the price of the bond will go down, and vice versa). Some types of debt securities are more af-fected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mort-gage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behav-ior can negatively affect the performance of a portfolio by shortening or lengthening its average maturity and, thus, changing its effective dura-tion. The unexpected timing of mortgage-backed and asset-backed prepay-ments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes un-able to honor its financial obligations, the security may lose some or all of its value.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the portfolio may use the investment strategies described below. It may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these and other investment practices and their risks, you should read the SAI.

Derivatives

  Generally, a derivative is a financial transaction whose value is based on the value of an underlying asset, interest rate, exchange rate, stock in-dex or other measures. The portfolio may invest futures, options and swaps to protect against a change in the price of an investment the portfolio owns or anticipates buying in the future (a practice known as hedging). The portfolio also may use futures, options and swaps to remain fully in-vested and to reduce transaction costs.

  Futures contracts are contracts that obligate the buyer to receive and the seller to deliver a security or money on a specified date. Options grant the right, but not the obligation, to buy or sell a specified amount of a security or other assets on or before a specified date at a predetermined price. Swap transactions obligates two parties to exchange, or swap, a se-ries of cash flows at specified dates.

  Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. The portfolio may lose money if the advis-er:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the portfolio's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of secu-rities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defen-sive position to reduce changes in the value of the shares of the portfo-lio that may result from adverse market, economic, political or other developments.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

Portfolio Turnover

  The portfolio may buy and sell investments relatively often. Such a strat-egy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by the portfolio. Shareholders must pay tax on such capi-tal gains. See "Federal Taxes" for more information.


YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  As of the date of this prospectus, the UAM Funds and their major service providers have not experienced any year 2000-related computer problems. However, it is possible that year 2000-related computer problems will still affect the UAM Funds in the future. To reduce the likelihood that a year 2000-related computer problem would affect the UAM Funds, the UAM Funds and their advisers, administrator, distributor and transfer agent have taken steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. Such steps include making necessary changes to their own computer systems; obtaining assur-ances from their major service providers that they are ready for the tran-sition to the year 2000; and reviewing key service providers' contingency plans. The UAM Funds cannot predict the degree to which the year 2000 is-sue will affect their investments or operations. Any negative consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Dwight Asset Management Company, a Delaware corporation located at 125 College Street, Burlington, Vermont 05401, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since 1983.

  For its services, the portfolio pays the adviser a fee of 0.50% of its av-erage net assets. The adviser has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions and extraordi-nary expenses) of this class of the portfolio to 1.25%, also expressed as a percentage of average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. Dur-ing the portfolio's most recent fiscal year, adviser waived its entire management fee.


Portfolio Managers

  A team of investment professionals of the adviser is primarily responsible for the day-to-day management of the portfolio.

Adviser's Historical Performance

  The adviser manages accounts of debt securities that have substantially similar investment objectives as the portfolio. The adviser manages these accounts using techniques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of all of these accounts is listed below. The performance data for the managed accounts reflects the deduction of an average fee. All fees and expenses of the separate accounts were less than the operat-ing expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect fees and expenses of the portfolio, the compos-ite's performance would have been lower.

  Quarterly returns of the composite combine the individual account returns by asset weighing each individual account's asset value as of the end of the quarter. The yearly returns are computed by geometrically linking the returns of each quarter within the year. This calculation method differs from the SEC method of calculating returns. Had the adviser calculated its performance using the SEC's method, its results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio and may be calculated differently than the performance of the port-folio.

                           Dwight Asset Management                   Ryan 5 Year
                         Company All Funds Composite*             GIC Master Index+
  ---------------------------------------------------------------------------------
   Calendar Years
    1999                             6.65%                              6.57%
  ---------------------------------------------------------------------------------
    1998                             6.94%                              6.57%
  ---------------------------------------------------------------------------------
    1997                             7.11%                              6.58%
  ---------------------------------------------------------------------------------
    1996                             7.28%                              6.73%
  ---------------------------------------------------------------------------------
    1995                             7.63%                              7.19%
  ---------------------------------------------------------------------------------
    1994                             8.10%                              7.52%
  ---------------------------------------------------------------------------------
    1993                             8.69%                              8.15%
  ---------------------------------------------------------------------------------
    1992                             9.37%                              8.70%
   Average Annual Returns For Periods Ended 12/31/99
    1-year                           6.65%                              6.57%
  ---------------------------------------------------------------------------------
    3-years                          6.91%                              6.57%
  ---------------------------------------------------------------------------------
    5-years                          7.13%                              6.73%
  ---------------------------------------------------------------------------------
    10-years                         8.29%                              7.60%

  * All returns are dollar weighted, and are net of fees and expenses. Re-turns are net of fees, which are based on a dollar weighted average of 0.10% as of 12/31/99. During the period shown, the maximum fee charged to the adviser's accounts was 0.17% and the minimum fee was 0.08%. The adviser's composite has not been audited.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

Distribution Plans

  The UAM Funds have adopted a Distribution Plan and a Shareholder Services Plan under Rule 12b-1 of the Investment Company Act of 1940 that permit them to pay broker-dealers, financial institutions and other third parties for marketing, distribution and shareholder services. The UAM Fund's 12b-1 plans allow them to pay up to 1.00% of its average daily net assets annually for these services. However, they are currently authorized to pay only 0.25% per year. Because Institutional Service Class Shares pay these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.

Other Shareholder Servicing

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the UAM Funds that are attribut-able to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal di-rectly with the UAM Funds. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the UAM Funds or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The UAM Funds may pay all or part of the fees paid to financial represent-atives. Periodically, the board of the UAM Funds reviews these arrange-ments to ensure that the fees paid are appropriate to the services per-formed. The UAM Funds do not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the UAM Funds.

  The adviser may pay its affiliated companies for distribution and market-ing services performed with respect to the UAM Funds.

ADDITIONAL CLASSES
-------------------------------------------------------------------------------

  The portfolio also offers Institutional Class shares, which pay marketing or shareholder servicing fees. Since Institutional do not Class shares have lower expenses, their performance is likely to be better than the Institutional Service Class.

 Financial Highlights


  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the finan-cial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in this class of the portfolio assuming all dividends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the portfolio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Years Ended October 31,                                 1999#
  ------------------------------------------------------------------
   Net Asset Value, Beginning of Period                   $  10.00
  ------------------------------------------------------------------
   Income from Investment Operations:
    Net Investment Income                                     0.11
  ------------------------------------------------------------------
   Total From Investment Operations                           0.11
  ------------------------------------------------------------------
   Distributions:
    Net Investment Income                                    (0.11)
  ------------------------------------------------------------------
    Total Distributions                                      (0.11)
  ------------------------------------------------------------------
   Net Asset Value, End of Period                         $  10.00
  ------------------------------------------------------------------
   Total Return+                                              1.12%@
  ------------------------------------------------------------------
   Ratios and Supplemental Data
    Net Assets, End of Period (Thousands)                 $866,829
    Ratio of Expenses to Average Net Assets                   1.00%*
    Ratio of Net Investment Income to Average Net Assets      6.67%*
    Portfolio Turnover Rate                                    137%

  # For the period from August 31, 1999 (commencement of operations) to Oc-tober 31, 1999.

  * Annualized

  @ Not annualized

  + Total return would have been lower had certain fees not been waived and certain expenses not been assumed by the adviser during the periods in-dicated.

IRA Capital Preservation Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual/Semi-Annual Report

  The annual/semi-annual report of the portfolio provides additional infor-mation about the portfolio's investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the portfolio during the last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

How to Get More Information

  Investors can receive free copies of the SAI, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  You can review and copy information about the portfolio (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, af-ter paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Ex-change Commission's Public Reference Section, Washington, D.C. 20549-0102.

  The portfolio's Investment Company Act of 1940 file number is 811-8544.

                                                                  [LOGO OF UAM]

                                     PART B
                                UAM FUNDS TRUST

The statement of additional information for the IRA Capital Preservation Portfolio (formerly the Dwight Capital Preservation Portfolio) is included in this Post-Effective Amendment No. 41.

The statement of additional information for Provident Focus Portfolio is contained in Post-Effective Amendment No. 39,which was filed on December 28, 1999.


The statements of additional information for the following portfolios are contained in Post-Effective Amendment No. 35 to this Registration Statement, filed on August 9, 1999:

 .  BHM&S Total Return Bond Portfolio
 .  Cambiar Opportunity Portfolio
 .  Chicago Asset Management Intermediate Bond Portfolio
 .  Chicago Asset Management Value/Contrarian Portfolio
 .  Clipper Focus Portfolio
 .  Hanson Equity Portfolio
 .  Jacobs International Octagon Portfolio
 .  MJI International Equity Portfolio
 .  Pell Rudman Mid-Cap Growth Portfolio
 .  TJ Core Equity Portfolio

The statement of additional information for FPA Crescent Portfolio is contained in Post-Effective Amendment No. 34 to this Registration Statement, filed on July 28, 1999.

The statement of additional information for Heitman Real Estate Portfolio is contained in Post-Effective Amendment No. 30 to this Registration Statement, filed on April 22, 1999.

                                  UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)


                             IRA Capital Preservation
                                  Portfolio

                          Institutional Class Shares
                    Institutional Service Class Shares


                       Statement of Additional Information
                              February 28, 2000


This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectus of the portfolio dated February 28, 2000, as supplemented from time to time. You may obtain a prospectus for the portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents
Description of Permitted Investments..............................    1
 What Investment Strategies May the Portfolio Use?................    1
 Debt Securities..................................................    1
 Derivatives......................................................    8
 Foreign Securities...............................................   16
 Investment Companies.............................................   18
 Repurchase Agreements............................................   19
 Restricted Securities............................................   19
 Securities Lending...............................................   19
 When Issued Transactions.........................................   20
Wrapper Agreements................................................   20
Investment Policies of the Portfolio..............................   23
 Fundamental Policies.............................................   24
 Non-Fundamental Policies.........................................   24
Management Of The Fund............................................   25
Principal Shareholders............................................   26
Investment Advisory and Other Services............................   27
 Investment Adviser...............................................   27
 Distributor......................................................   28
 Service And Distribution Plans...................................   29
 Administrative Services..........................................   31
 Custodian........................................................   33
 Independent Accountants..........................................   33
Brokerage Allocation and Other Practices..........................   33
 Selection of Brokers.............................................   33
 Simultaneous Transactions........................................   33
 Brokerage Commissions............................................   33
Capital Stock and Other Securities................................   34
Purchase, Redemption and Pricing of Shares........................   36
 Net Asset Value Per Share........................................   36
 Purchase of Shares...............................................   36
 Redemption of Shares.............................................   37
 Exchange Privilege...............................................   39
 Transfer Of Shares...............................................   39
Performance Calculations..........................................   40
 Total Return.....................................................   40
 Yield............................................................   41
 Comparisons......................................................   41
Financial Statements..............................................   42
Glossary..........................................................   42
Bond Ratings......................................................   43
 Moody's Investors Service, Inc...................................   43
 Standard & Poor's Ratings Services...............................   45
 Duff & Phelps Credit Rating Co...................................   48
 Fitch IBCA Ratings...............................................   49
Comparative Benchmarks............................................   51

Description of Permitted Investments

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------

  The portfolio currently intends to use the securities and investment strategies listed below in seeking its objectives; however, it may at any time invest in any of the investment strategies described in this SAI. This SAI describes each of these investments/strategies and their risks. The portfolio may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments in "What Are the Investment Strategies of the Portfolio?"

  .   Debt securities.

  .   Futures.

  .   Options.

  .   Swaps.

  .   Investment companies.

  .   Repurchase agreements.

  .   Restricted securities.

  .   Securities lending.

  .   When issued securities.


DEBT SECURITIES
--------------------------------------------------------------------------------
  Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities

  U.S. Government Securities

  U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

  The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally do not back agency securities. Agency securities are typically supported in one of three ways:

  .   by the right of the issuer to borrow from the U.S. Treasury;

  . by the discretionary authority of the U.S. government to buy the obligations of the agency; or

  .   by the credit of the sponsoring agency.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

  Corporate Bonds

  Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Mortgage-Backed Securities

  Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

  Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

  Government National Mortgage Association (GNMA)

  GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the full faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

  Federal National Mortgage Association (FNMA)

  FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

  Federal Home Loan Mortgage Corporation (FHLMC)

  FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and timely or ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

  Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

  Risks of Mortgage-Backed Securities

  Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences are mortgage-backed securities:

  .   payments of interest and principal are more frequent (usually monthly);
      and

  . falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected forcing the portfolio to reinvest the money at a lower interest rate.

  In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.


  Commercial Mortgage-Backed Securities

  These securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

  Other Asset-Backed Securities

  These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

  To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

  Collateralized Mortgage Obligations (CMOs)

  CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepay principal monthly. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

  Commercial Mortgage-Backed Securities include securities that reflect an interest in and are secured by mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

  Short-Term Investments

  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the portfolio may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

  Bank Obligations

  The portfolio will only invest in a security issued by a commercial bank if the bank:

  . has total assets of at least $1 billion, or the equivalent in other currencies;

  .   is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
      and

  . is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Banker's Acceptance

  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

  Commercial Paper

  Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

  Stripped Mortgage-Backed Securities

  Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

  Yankee Bonds

  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

  Zero Coupon Bonds

  These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

  The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.


Terms to Understand

  Maturity

  Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

  The portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt security held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

  Duration

  Duration is a calculation that seeks to measure the price sensitivity of a debt security, or the portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

  An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  Interest Rates

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

  Prepayment Risk

  This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

  Extension Risk

  The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  Credit Rating

  Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasuries securities.

  Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolio currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch IBCA. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
--------------------------------------------------------------------------------

  Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Investors can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. They may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

  Futures

  A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

  Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

  Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit

  "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

  Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more that the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

  The portfolio will incur commission expenses in either opening, closing or possibly opening and closing futures positions.

  Options

  An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

  Purchasing Put and Call Options

  When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

  Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

  The purchaser of an option may terminate its position by:

  .   Allowing it to expire and losing its entire premium;

  . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

  .   Closing it out in the secondary market at its current price.

  Selling (Writing) Put and Call Options

  When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

  The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

  The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

  The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

  . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

  . A call option on the same security or index with the same or lesser exercise price;

  . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

  . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

  . In the case of an index, the portfolio of securities that corresponds to the index.

  The portfolio can cover a put option by, at the time of selling the option:

  .   Entering into a short position in the underlying security;

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

 .    Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

 .    Maintaining the entire exercise price in liquid securities.

Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

Options on Futures

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.


The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

Combined Positions


The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.






Swaps, Caps, Collars and Floors

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the portfolio may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a portfolio's gains or losses. In order to reduce the risk associated with leveraging, a portfolio will cover its current obligations under swap agreements according to guidelines established by the SEC. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.




Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a portfolio could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the portfolio enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the portfolio may have to pay more money than it receives. Similarly, if the portfolio enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the portfolio may receive less money than it has agreed to pay.

Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

Correlation of Prices


The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

 .    current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

 .    a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

 .    differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in
     such markets.    \
the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

Volatility and Leverage

The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

 .    actual and anticipated changes in interest rates;

 .    fiscal and monetary policies; and

 .    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.


If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

FOREIGN SECURITIES
--------------------------------------------------------------------------------
Types of Foreign Securities

Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

 .    They can invest directly in foreign securities denominated in a foreign currency;

 .    They can invest in American Depositary Receipts, European Depositary
     Receipts and other similar global instruments; and

 .    They can invest in investment funds.

American Depositary Receipts (ADRs)

American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

Emerging Markets

An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Investment Funds

Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.


Political and Economic Factors

Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

 .    The economies of foreign countries may differ from the economy of the
     United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

 .    Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

 .    The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

 .    The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

 .    A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the portfolio's ability to invest in a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

Information and Supervision

There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

Stock Exchange and Market Risk

The adviser anticipates that in most cases an exchange or over-the-counter (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

 .    They are generally not as developed or efficient as, and more volatile, than those in the United States;

 .    They have substantially less volume;

 .    Their securities tend to be less liquid and to experience rapid and erratic price movements;

 .    Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

 .    Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

 .    They may have different settlement practices, which may cause delays and increase the potential for failed settlements.


Taxes

Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the portfolio to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.


Emerging Markets

Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

 .    Have relatively unstable governments;

 .    Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

 .    Offer less protection of property rights than more developed countries; and

 .    Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.





INVESTMENT COMPANIES
--------------------------------------------------------------------------------
The portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, the portfolio would pay its proportionate share of those fees. Consequently, shareholders of the portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests. The portfolio may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

The SEC has granted an order that allows the portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

 .    For cash management purposes;

 .    Consistent with the portfolio's investment policies and restrictions; and

 .    The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

The portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolio normally uses repurchase agreements to earn income on assets that are not invested.

When the portfolio enters into a repurchase agreement it will:

 .    Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

 .    Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------
The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
The portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the portfolio lends its securities, it will follow the following guidelines:

 .    The borrower must provide collateral at least equal to the market value of the securities loaned;

 .    The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

 .    The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

 .    It must be able to terminate the loan at any time;

 .    It must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments); and

 .    It must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the portfolio could:

 .    Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

 .    Experience delays in recovering its securities.

WHEN ISSUED TRANSACTIONS
--------------------------------------------------------------------------------
A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

WRAPPER AGREEMENTS
--------------------------------------------------------------------------------
     Wrapper agreements are used in order to stabilize the NAV of the portfolio. Each wrapper agreement obligates the wrapper provider to maintain the "book value" of a portion of the portfolio's assets (covered assets) up to a specified maximum dollar amount, upon the occurrence of certain specified events. Generally, the book value of the covered assets is clear (1) purchase price plus interest on the covered assets accrued at a rate specified on the wrapper agreement (crediting rate) less an adjustment to reflect any defaulted securities. The crediting rate used in computing book value is calculated by a formula specified in the wrapper agreement and as adjusted periodically. In the event of wrapper agreements purchased by the portfolio, the crediting rate is the actual interest earned on the covered assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuations in the market value of the covered assets. As a result, while the crediting rate will generally reflect movements to the market rates of interest it may at any time be more or less than these rates or the actual marked income earned on the covered assets. The crediting rate may also be impaired by defaulted securities and by increases and decreases of the amount of covered assets as a result of contributions and withdrawals tied to the purchase and redemption or shares. In no event will the crediting rate fall below zero percent under the wrapper agreements entered into by the portfolio.

     Wrapper providers are banks, insurance companies and other financial institutions. The number of wrapper providers has been increasing in recent years. As of April 1998, there were approximately fifteen wrapper providers rated in one of the top two long-term rating categories by Moody's, S&P or another NRSRO. The cost of wrapper agreements is typically 0.10% to 0.26% per dollar of covered assets per annum.

     Generally, under the terms of a wrapper agreement, if the market value (plus accrued interest on the underlying securities) of the covered assets is less than their book value at the time the covered assets are liquidated in order to provide proceeds for withdrawals of portfolio interests resulting from redemption of shares by IRA Owners, the wrapper provider becomes obligated to pay to the portfolio the difference. Conversely, the portfolio becomes obligated to make a payment to the wrapper provider if it is necessary for the portfolio to liquidate covered assets at a price above their book value in order to make withdrawal payments (Withdrawals generally will arise when the portfolio must pay shareholders who redeem shares.) Because it is anticipated that each wrapper agreement will cover all covered assets up to a specified dollar amount, if more than one wrapper provider becomes obligated to pay to the portfolio the difference between book value and market value (plus accrued interest on the underlying securities), each wrapper provider will be obligated to pay an amount as designated by their contract according to the withdrawal hierarchy specified by the Adviser in the wrapper agreement. Thus, the portfolio will not have the option of choosing which wrapper agreement to draw upon in any such payment situation.

     The terms of the wrapper agreements vary concerning when these payments must actually be made between the portfolio and the wrapper provider. In some cases, payments may be due upon disposition of covered assets, other wrapper agreements provide for settlement of payments only upon termination of the wrapper agreement or total liquidation of the covered assets.

     The portfolio expects that the use of wrapper agreements by the portfolio will under most circumstances permit the portfolio to maintain a constant NAV and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the covered assets held by the portfolio less the expenses of the portfolio. However, there can be no guarantee that the portfolio will maintain a constant NAV or that any shareholder will realize the same investment return as might be realized by investing directly in the portfolio assets other than the wrapper agreements. For example, a default by the issuer of a portfolio Security or a wrapper provider on its obligations might result in a decrease in the value of the portfolio assets and, consequently, the shares. The wrapper agreements generally do not protect the portfolio from loss if an issuer of portfolio securities defaults on payments of interest or principal. Additionally, a portfolio shareholder may realize more or less than the actual investment return on the portfolio Securities. Furthermore, there can be no assurance that the portfolio will be able at all times to obtain wrapper agreements. Although it is the current intention of the portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the portfolio may elect not to cover some or all of its assets with wrapper agreements should wrapper agreements become unavailable or should other conditions such as cost, in the Adviser's sole discretion, render their purchase inadvisable.

     If, in the event of a default of a wrapper provider, the portfolio were unable to obtain a replacement wrapper agreement, participants redeeming shares might experience losses if the market value of the portfolio's assets no longer covered by the wrapper agreement is below book value. The combination of the default of a wrapper provider and an inability to obtain a replacement agreement could render the portfolio and the portfolio unable to achieve their investment objective of maintaining a stable NAV. If the governing board determines that a wrapper provider is unable to make payments when due, the Board may assign a fair value to the wrapper agreement that is less than the difference between the book value and the market value (plus accrued interest on the underlying securities) of the applicable covered assets and the portfolio might be unable to maintain NAV stability.

     Some wrapper agreements require that the portfolio maintain a specified percentage of its total assets in short-term investments (liquidity reserve). These short-term investments must be used for the payment of withdrawals from the portfolio and portfolio expenses. To the extent the liquidity reserve falls below the specified percentage of total assets, the portfolio is obligated to direct all net cash flow to the replenishment of the liquidity reserve. The obligation to maintain a liquidity reserve may result in a lower return for the portfolio than if these funds were invested in longer-term debt securities. The liquidity reserve required by all wrapper agreements is not expected to exceed 2-10% of the portfolio's total assets.

     Wrapper agreements may also require that the covered assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The portfolio will purchase wrapper agreements whose terms in this regard are consistent with the portfolio's investment objective and policies.

     Wrapper agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the portfolio's ability to hold such downgraded securities.

     Wrapper agreements are structured with a number of different features. Wrapper agreements purchased by the portfolio are of these basic types, (1) non-participating, (2) participating and (3) "hybrid". In addition, the wrapper agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The portfolio enters into particular types of wrapper agreements depending upon their respective cost to the portfolio and the wrapper provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the portfolio will enter into participating wrapper agreements of open-end maturity and hybrid wrapper agreements.

Types of Wrapper Agreements

     Non-Participating Wrapper Agreement

     Under a non-participating wrapper agreement, the wrapper provider becomes obligated to make a payment to the portfolio whenever the portfolio sells covered assets at a price below book value to meet withdrawals of a type covered by the wrapper agreement (a "Benefit Event"). Conversely, the portfolio becomes obligated to make a payment to the wrapper provider whenever the portfolio sells covered assets at a price above their book value in response to a Benefit Event. In neither case is the crediting rate adjusted at the time of the Benefit Event. Accordingly, under this type of wrapper agreement, while the portfolio is protected against decreases in the market value of the covered assets below book value, it does not realize increases in the market value of the covered assets above book value; those increases are realized by the wrapper providers.

     Participating Wrapper Agreement

     Under a participating wrapper agreement, the obligation of the wrapper provider or the portfolio to make payments to each other typically does not arise until all of the covered assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the crediting rate.

     Hybrid Wrapper Agreement

     Under a hybrid wrapper agreement, the obligation of the wrapper provider on the portfolio to make payments does not arise until withdrawals exceed a specified percentage of the covered assets, after which time payment covering the difference between market value and book value will occur. For example, a 50/50 hybrid wrap on $100XXX of securities would provide for a participating wrapper XXX in place for the first $50 million of withdrawals which might lead to adjustments in the crediting rate, with a non-participating wrapper in place for the next $50 million of withdrawals, with those withdrawals not creating any adjustment to the crediting rate.

     Fixed-Maturity Wrapper Agreement

     A fixed-maturity wrapper agreement terminates at a specified date, at which settlement of any difference between book value and market value of the covered assets occurs. A fixed-maturity wrapper agreement tends to ensure that the covered assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the covered assets to the remaining life of the wrapper agreement.

     Evergreen Wrapper Agreement

     An evergreen wrapper agreement has no fixed-maturity date on which payment must be made, and the rate of return on the covered assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity wrapper agreement, the rate of return on assets covered by an evergreen wrapper agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An Evergreen wrapper agreement may be converted into a fixed-maturity wrapper agreement that will mature in the number of years equal to the duration of the covered assets.

Additional Risks of Wrapper Agreements

     In the event of the default of a wrapper provider, the portfolio could potentially lose the book value protections provided by the wrapper agreements with that wrapper provider. However, the impact of such a default on the portfolio as a whole may be minimal or non-existent if the market value of the covered assets thereunder is greater than their book value at the time of the default, because the wrapper provider would have no obligation to make payments to the portfolio under those circumstances. In addition, the portfolio may be able to obtain another wrapper agreement from another wrapper provider to provide book value protections with respect to those covered assets. The cost of the replacement wrapper agreement might be higher than the initial wrapper agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those covered assets is less than their book value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting wrapper provider. If the portfolio were unable to obtain a replacement wrapper agreement, participants redeeming shares might experience losses if the market value of the portfolio's assets no longer covered by the wrapper agreement is below book value. The combination of the default of a wrapper provider and an inability to obtain a replacement agreement could render the portfolio and the portfolio unable to achieve its investment objective of seeking to maintain a stable NAV.

     With respect to payments made under the wrapper agreements between the portfolio and the wrapper provider, some wrapper agreements, as noted in the portfolio's prospectus, provide that payments may be due upon disposition of the covered assets, while others provide for payment only upon the total liquidation of the Covered assets or upon termination of the wrapper agreement. In none of these cases, however, would the terms of the wrapper agreements specify which portfolio securities are to be disposed of or liquidated. Moreover, because it is anticipated that each wrapper agreement will cover all covered assets up to a specified dollar amount, if more than one wrapper provider becomes obligated to pay to the portfolio the difference between book value and market value (plus accrued interest on the underlying securities), each wrapper provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the portfolio will not have the option of choosing which wrapper agreement to draw upon in any such payment situation. Under the terms of most wrapper agreements the wrapper provider will have the right to terminate the wrapper agreement in the event that material changes are made in the portfolio's investment objectives or limitations or the nature of the portfolio's operations. In such event, the portfolio may be obligated to pay the wrapper provider termination fees. The portfolio will have the right to terminate a wrapper agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a wrapper agreement or conversion of an Evergreen Wrapper Agreement to a fixed-maturity, some wrapper agreements may require that the duration of some portion of the portfolio's securities be reduced to correspond to the fixed maturity at termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the portfolio.

Investment Policies of the Portfolio

The portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

FUNDAMENTAL POLICIES
--------------------------------------------------------------------------------
The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

The portfolio will not:

 .    Make any investment that is inconsistent with its classification as a diversified investment management company under the 1940 Act.

 .    Concentrate its investments in securities of issuers primarily engaged in any particular industry (other securities issued or guaranteed by the United States government or its agencies or instrumentalities or when the portfolio adopts a temporary defensive position).

 .    Issue senior securities, except as permitted by the 1940 Act.

 .    Invest in physical commodities or contracts on physical commodities.

 .    Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

 .    Make loans except (i) that the acquisition of investment securities or other investment instruments in accordance with the portfolio's prospectus and statement of additional information shall not be deemed to be the making of a loan; and (ii) that the portfolio may lend its portfolio securities in accordance with applicable law and the guidelines set forth in the portfolio's prospectus and statement of additional information, as they may be amended from time to time.

 .    Underwrite the securities of other issuers.

 .    Borrow money, except to the extent permitted by applicable law and the guidelines set forth in the portfolio's prospectus and statement of additional information, as they may be amended from time to time.

NON-FUNDAMENTAL POLICIES
--------------------------------------------------------------------------------
The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

The portfolio will not:

 .    Purchase on margin or sell short except that the portfolio may purchase futures as described in the prospectus and this SAI.

 .    Invest more than 10% of its total assets in the securities of other investment companies.

 .    Invest more than 5% of its total assets in the securities of any one investment company.

 .    Acquire more than 3% of the voting securities of any other investment company.

 .    Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

Borrowing

The portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The portfolio may also borrow an additional 5% of its total assets from banks or others for temporary or emergency purposes, such as the redemption of portfolio shares. The portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets. The portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

  Asset Coverage

  The portfolio will cover its derivatives according to guidelines established by the SEC so as to avoid creating a "senior security" (as defined in the 1940 act) in connection with use of such instruments. Accordingly, the portfolio will either own the securities underlying the derivative or will segregate with its custodian cash or liquid securities in an amount at all times equal to the portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of proving cover need not be physically segregated in a separate account provided that the custodian notes on its books that such securities are segregated. The portfolio will also cover its use of wrapper agreements to the extent necessary to avoid creating a "senior security" (as defined in the 1940 act) in connection with its purchase of such agreements.

Management Of The Fund

  The governing board manages the business of the Fund. The governing board elects officers to manage the day-to-day operations of the Fund and to execute policies the board has formulated. The Fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio and a $2,000 meeting fee. In addition, the Fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds Complex. The Fund does not pay board members that are affiliated with the fund for their services as board members. UAM, its affiliates or SEI pay the Fund's officers.



  The following table lists the board members and officers of the Fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 51 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Fund does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an "interested person" of the Fund. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                                      Aggregate
                                                                                                  Aggregate          Compensation
                                                                                                 Compensation       From the Fund
                                                                                                From the Fund       Complex as of
 Name, Address,                   Position         Principal Occupations During the             as of October       October 31,
 DOB                              with Fund        Past 5 years                                    31, 1999             1999
------------------------------------------------------------------------------------------------------------------------------------
John T. Bennett, Jr.              Board            President of Squam Investment Management          $7,137             $10,625
College Road -- RFD 3             Member           Company, Inc. and Great Island Investment
Meredith, NH 03253                                 Company, Inc.; President of Bennett Management
1/26/29                                            Company from 1988 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Nancy J. Dunn                     Board          Financial Officer of World Wildlife Fund since      $7,137             $10,625
1250 24/th/ St., NW               Member         January 1999; Vice President for Finance and
Washington, DC  20037                            Administration and Treasurer of Radcliffe College
8/14/51                                          from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
William A. Humenuk                Board          Executive Vice President and Chief Administrative   $7,137             $10,625
100 King Street West              Member         Officer of Philip Services Corp.; Formerly, a
P.O. Box 2440, LCD-1                             Partner in the Philadelphia office of the law
Hamilton Ontario,                                firm Dechert Price & Rhoads and a Director of
Canada L8N-4J6                                   Hofler Corp.
4/21/42
------------------------------------------------------------------------------------------------------------------------------------
Philip D. English                 Board          President and Chief Executive Officer of Broventure $7,137             $10,625
16 West Madison Street            Member         Company, Inc.; Chairman of the Board of Chektec
Baltimore, MD 21201                              Corporation and Cyber Scientific, Inc.
8/5/48
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                       Aggregate
                                                                                                       Aggregate      Compensation
                                                                                                      Compensation   From the Fund
                                                                                                     From the Fund   Complex as of
    Name, Address,                   Position       Principal Occupations During the                 as of October    October 31,
    DOB                              with Fund      Past 5 years                                        31, 1999         1999
   -------------------------------------------------------------------------------------------------------------------------------
   James P. Pappas*                  Board          President of UAM Investment Services, Inc. since         0               0
   211 Congress Street               Member         March 1999; Vice President UAM Trust Company since
   Boston, MA  02110                                January 1996; Principal of UAM Fund Distributors,
   2/24/53                                          Inc. since December 1995; Vice President of UAM
                                                    Investment Services, Inc. from January 1996 to March
                                                    1999 and a Director and Chief Operating Officer of CS
                                                    First Boston Investment Management from 1993-1995.
   ------------------------------------------------------------------------------------------------------------------------------
   Norton H. Reamer*                 Board          Chairman, Chief Executive Officer and a Director of      0               0
   One International Place           Member;        United Asset Management Corporation; Director,
   Boston, MA 02110                  President      Partner or Trustee of each of the Investment
   3/21/35                           and Chairman   Companies of the Eaton Vance Group of Mutual Funds.
   ------------------------------------------------------------------------------------------------------------------------------
   Peter M. Whitman, Jr.*            Board          President and Chief Investment Officer of Dewey          0               0
   One Financial Center              Member         Square Investors Corporation since 1988; Director and
   Boston, MA 02111                                 Chief Executive Officer of H.T. Investors, Inc.,
   7/1/43                                           formerly a subsidiary of Dewey Square.
   ------------------------------------------------------------------------------------------------------------------------------
   William H. Park                   Vice           Executive Vice President and Chief Financial             0               0
   One International Place           President      Officer of United Asset Management Corporation.
   Boston, MA 02110
   9/19/47
   ------------------------------------------------------------------------------------------------------------------------------
   Gary L. French                    Treasurer      President of UAMFSI and UAMFDI; Treasurer of the         0               0
   211 Congress Street                              Fidelity Group of Mutual Funds from 1991 to 1995;
   Boston, MA 02110                                 held various other offices with Fidelity Investments
   7/4/51                                           from November 1990 to March 1995.
   ------------------------------------------------------------------------------------------------------------------------------
   Robert R. Flaherty                Assistant      Vice President of UAMFSI; Manager of Fund                0               0
   211 Congress Street               Treasurer      Administration and Compliance of Chase Global Fund
   Boston, MA 02110                                 Services Company from 1995 to 1996; Senior Manager of
   9/18/63                                          Deloitte & Touche LLP from 1985 to 1995,
   ------------------------------------------------------------------------------------------------------------------------------
   Robert J. DellaCroce              Assistant      Director, Mutual Fund Operations - SEI Investments;      0               0
   SEI Investments                   Treasurer      Senior Manager at Arthur Andersen prior to 1994.
   One Freedom Valley Rd.
   Oaks, PA  19456
   12/17/63
   ------------------------------------------------------------------------------------------------------------------------------

Principal Shareholders


  As of February 1, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

    Name and Address of Shareholder                                        Percentage of Shares Owned       Class
    --------------------------------------------------------------------------------------------------------------------------
    Charles Schwab & CO INC                                                           78.59%               Institutional
    Reinvest Account
    Attn:  Mutual Funds
    101 Montgomery Street
    San Francisco,  CA  94104-4122
    --------------------------------------------------------------------------------------------------------------------------
    Donaldson Lutkin Jenretre Securities Corporation Inc.                              8.32%               Institutional
    P.O. Box 2052
    Jersey City, NJ 07303-2052
    --------------------------------------------------------------------------------------------------------------------------
    UAM Trust CO CUST                                                                  5.95%               Institutional
    IRA R/O  Rolf Stamm
    12427 High Drive
    Leawood,  KS  66209-1330

  Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of February 1, 2000, the directors and officers of the Fund owned less than 1% of the outstanding shares of the portfolio.

  ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of February 1, 2000, the directors and officers of the Fund owned less than 1% of the outstanding shares of the portfolio.


Investment Advisory and Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------

  Dwight Asset Management Company, a Delaware corporation located at 125 College Street, Burlington, Vermont 05401, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since 1983. For its services, the portfolio pays the adviser a fee of 0.50% of its average net assets.

  The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

Investment Advisory Agreement


  This section summarizes some of the important provisions of the Investment Advisory Agreement. The Fund has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

  Service Performed by Adviser


  The adviser:

  .   Manages the investment and reinvestment of the portfolio's assets;

  . Continuously reviews, supervises and administers the investment program of the portfolio; and

  . Determines what portion of the portfolio's assets will be invested in securities and what portion will consist of cash.

  Limitation of Liability

  In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

  Continuing an Investment Advisory Agreement


  The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

  . Majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

  . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.


  Terminating an Investment Advisory Agreement

  The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

  . A majority of the portfolio's shareholders vote to do so or a majority of Board Members vote to do so; and

  .  It gives the adviser 60 days' written notice.

  The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Fund.

  An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.


Advisory Fees

  For its services, the portfolio pays its adviser a fee equal to of the average daily net assets of the portfolio. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For the last three fiscal years, the portfolio paid the following in management fees to the adviser:


                                                    Investment Advisory      Investment Advisory      Total Investment
                                                        Fees Paid               Fees Waived              Advisory Fees
--------------------------------------------------------------------------------------------------------------------------
IRA Capital Preservation Portfolio
  1999                                                      $0                      $410                      $0

DISTRIBUTOR
--------------------------------------------------------------------------------
  UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through in their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

SERVICE AND DISTRIBUTION PLANS
--------------------------------------------------------------------------------
  The Fund has adopted a Distribution Plan and a Shareholder Servicing Plan (the "Plans") for the portfolio's Institutional Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.

Shareholder Servicing Plan

  The Shareholder Servicing Plan (Service Plan) permits the Fund to compensate broker-dealers or other financial institutions (Service Agents) that have agreed with UAMFDI to provide administrative support services to Institutional Service Class shareholders that are their customers. Under the Service Plan, Institutional Service Class Shares may pay service fees at the maximum annual rate of 0.25 of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. The Fund pays these fees out of the assets allocable to the portfolio's Institutional Service Class Shares to UAMFDI, to the Service Agent directly or through UAMFDI. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Institutional Service Class Shares as the SEC construes such term under Rule 12b-1. Services for which Institutional Service Class Shares may compensate Service Agents include:

  .  Acting as the sole shareholder of record and nominee for beneficial owners.

  . Maintaining account records for such beneficial owners of the Fund's shares.

  .  Opening and closing accounts.

  . Answering questions and handling correspondence from shareholders about their accounts.

  .  Processing shareholder orders to purchase, redeem and exchange shares.

  . Handling the transmission of funds representing the purchase price or redemption proceeds.

  . Issuing confirmations for transactions in the Fund's shares by shareholders.

  . Distributing current copies of prospectuses, statements of additional information and shareholder reports.

  . Assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts.

  .  Providing account maintenance and accounting support for all transactions.

  . Performing such additional shareholder services as may be agreed upon by the Fund and the Service Agent, provided that any such additional shareholder services must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.

Rule 12b-1 Distribution Plan

  The Distribution Plan permits the portfolio to pay UAMFDI or others for certain distribution, promotional and related expenses involved in marketing its Institutional Service Class Shares. Under the Distribution Plan, Institutional Service Class Shares may pay distribution fees at the maximum annual rate of 0.75% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. These expenses include, among other things:

  .  Advertising the availability of services and products.

  . Designing materials to send to customers and developing methods of making such materials accessible to customers.

  .  Providing information about the product needs of customers.

  . Providing facilities to solicit Fund sales and to answer questions from prospective and existing investors about the Fund.

  . Receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information.

  .  Displaying and making available sales literature and prospectuses.

  . Acting as liaison between shareholders and the Fund, including obtaining information from the Fund and providing performance and other information about the Fund.

  In addition, the Institutional Service Class Shares may make payments directly to other unaffiliated parties, who either aid in the distribution of their shares or provide services to the Class.

Fees Paid under the Service and Distribution Plans

  The Plans permit Institutional Service Class shares to pay distribution and service fees at the maximum annual rate of 1.00% of the class' average daily net assets for the year. The Fund's governing board has limited the amount the Institutional Service Class may pay under the Plans to 0.25% of the class' average daily net assets for the year, and may increase such amount to the plan maximum at any time.

  The Fund will not reimburse the Distributor or others for distribution expenses incurred in excess of the amount permitted by the Plans.

  Subject to seeking best price and execution, the Fund may buy or sell portfolio securities through firms that receive payments under the Plans. UAMFDI, at its own expense, may pay dealers for aid in distribution or for aid in providing administrative services to shareholders.


                                                   Distribution Plan Expenses
--------------------------------------------------------------------------------
IRA Capital Preservation Portfolio                             $0
  1999


Approving, Amending and Terminating the Fund's Distribution Arrangements

  Shareholders of the portfolio have approved the Plans. The Plans also were approved by the governing board of the Fund, including a majority of the members of the board who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (Plan Members), by votes cast in person at meetings called for the purpose of voting on these Plans.

  Continuing the Plans

  The Plans continue in effect from year to year so long as they are approved annually by a majority of the Fund's board members and its Plan Members. To continue the Plans, the board must determine whether such continuation is in the best interest of the Institutional Service Class shareholders and that there is a reasonable likelihood of the Plans providing a benefit to the Class. The Fund's board has determined that the Fund's distribution arrangements are likely to benefit the Fund and its shareholders by enhancing the Fund's ability to efficiently service the accounts of its Institutional Service Class shareholders.

  Amending the Plans

  A majority of the Fund's governing board and a majority of its the Plan Members must approve any material amendment to the Plans. Likewise, any amendment materially increasing the maximum percentage payable under the Plans must be approved by a majority of the outstanding voting securities of the Class, as well as by a majority of the Plan Members.

  Terminating the Plans

  A majority of the Plan Members or a majority of the outstanding voting securities of the Class may terminate the Plans at any time without penalty. In addition, the Plans will terminate automatically upon their assignment.

  Miscellaneous

  So long as the Plans are in effect, the non-interested board members will select and nominate the Plan Members of the Fund.

  The Fund and UAMFDI intend to comply with the Conduct Rules of the National Association of Securities Dealers relating to investment company sales charges. with these rules.

  Pursuant to the Plans, the board reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made.

Additional Non-12b-1 Shareholder Servicing Arrangements

  In addition to payments by the Fund under the Plans, UAM and any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund, the portfolio or any class of shares of the portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such services arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the portfolio.



ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

  Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

  UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

  .  Taxes, interest, brokerage fees and commissions.

  . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

  .  SEC fees and state Blue-Sky fees.

  .  EDGAR filing fees.

  .  Processing services and related fees.

  .  Advisory and administration fees.

  . Charges and expenses of pricing and data services, independent public accountants and custodians.

  .  Insurance premiums including fidelity bond premiums.

  .  Outside legal expenses.

  .  Costs of maintenance of corporate existence.

  . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

  . Printing and production costs of shareholders' reports and corporate meetings.

  .  Cost and expenses of Fund stationery and forms.

  .  Costs of special telephone and data lines and devices.

  .  Trade association dues and expenses.

  .  Any extraordinary expenses and other customary Fund expenses.


  The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

  UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.


Administration and Transfer Agency Services Fees

  The portfolio pays a four-part fee to UAMFSI as follows:

  1. In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

     .    $19,500 for the first operational class; plus

     .    $3,750 for each additional class; plus

     . A fee calculated from the aggregate net assets of each portfolio at the following rates:

                                                                               Annual Rate
--------------------------------------------------------------------------------------------------
IRA Capital Preservation Portfolio                                                0.06%

  2. The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by SEI. The fee, which UAMFSI pays to SEI, is calculated at the annual rate of:

     .    Not more than $35,000 for the first operational class; plus

     .    $5,000 for each additional operational class; plus

     . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

  3. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

  4. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

  For the last three fiscal years the portfolio paid the following in administration and sub-administration fees:


                                                                                                    Total Administration
                                                   Administrators Fee     Sub-Administrators Fee           Fee
---------------------------------------------------------------------------------------------------------------------------
IRA Capital Preservation Portfolio                        $2,472                  $5,874                 $8,346
  1999

CUSTODIAN
--------------------------------------------------------------------------------
  The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------


  The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Investment Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

  It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------

  The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Debt Securities

  Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the portfolio will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.


Commissions Paid

  For the last three fiscal years, the portfolio paid the following in brokerage commissions:


                                                     Brokerage Commissions
--------------------------------------------------------------------------------
IRA Capital Preservation Portfolio                            $0
  1999



Capital Stock and Other Securities


The Fund

  The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

Description Of Shares And Voting Rights

  The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

  Description of Shares

  When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

  If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

  The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

  Class Differences

  The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

  . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

  . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

  .  Each class of shares has different exchange privileges.

  Distribution and shareholder servicing fees reduce a class's:

  .  Net income;

  .  Dividends; and

  .  NAV to the extent the portfolio has undistributed net income.


Dividend and Distribution Options

  There are three ways for shareholders to receive dividends and capital gains:

  . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

  . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

  .  Income dividends and capital gains distributions are paid in cash.

  Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

  The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.


FEDERAL TAXES

  The portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that the portfolio itself generally will be relieved of federal income and excise taxes. If the portfolio were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

  The portfolio's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Purchase, Redemption and Pricing of Shares


NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Calculating NAV

  The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The Fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

  .  Liabilities include accrued expenses and dividends payable; and

  . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

  Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets



  Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

  Other Assets

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


  Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the

  Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

  The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

Who May Invest in the Portfolio

  As described in the portfolio's prospectus, with certain exceptions, the portfolio offers its shares to investors who wish to invest in the portfolio through certain individual retirement accounts. From time to time, the portfolio may allow certain shareholders, including affiliates of its investment adviser, to buy shares of the portfolio through an account that
  does not qualify as an individual retirement account described above.   The
  portfolio may also offer its shares through fund supermarkets, fund networks and various other similar third-party service providers that maintain shareholder accounts on behalf of the portfolio. The portfolio recognizes that such service providers cannot guarantee that shares of the portfolio will be sold only through individual retirement accounts.

In-Kind Purchases


  At its discretion, the Fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the Fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Fund Values it Assets" at the next determination of net asset value after acceptance. The Fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

  The Fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Fund will only accept in-kind purchases if the transaction meets the following conditions:

  .  The securities are eligible investments for the portfolio;

  .  The securities have readily available market quotations;

  . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

  . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer; and

  . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

  Requests to redeem shares must include:

  .  Share certificates, if issued;

  . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

  .  Any required signature guarantees (see "Signature Guarantees"); and

  . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone


  Shareholders may not do the following by telephone:

  . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

  .  Redeem shares represented by a certificate.

  The Fund and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the UAMSSC does not employ the procedures described above. Neither the Fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Signature Guarantees


  The Fund requires signature guarantees for certain types of documents, including:

  .  Written requests for redemption;

  . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

  .  On all stock certificates tendered for redemption.

  The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

  The Fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information


  Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

  When the Fund may suspend redemption privileges or postpone the date of payment:

  .  when the NYSE and custodian bank are closed;

  .  when trading on the NYSE is restricted;

  . during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets; or

   . for such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
  The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

  Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
  Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.



Performance Calculations


  The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. The performance is calculated separately for each Class of the portfolio. Dividends paid by the portfolio with respect to each Class will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Institutional Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------

  Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The fund calculates the average annual total return of the portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  The fund calculates these figures according to the following formula:

     P (1 + T)/n/ = ERV

     Where:

     P    =    a hypothetical initial payment of $1,000

     T    =    average annual total return

     n    =    number of years

     ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

  Set forth in the table below are the portfolio's average annual returns for the one-year period and the five-year period ended October 31, 1999 and the shorter of the ten-year period ended October 30, 1999 or the period from the portfolio's inception date through October 31, 1999.

                                                                                    Shorter of
                                                                                   10 Years or Since
                                                        One Year    Five Years       Inception         30-Day Yield  Inception Date
   --------------------------------------------------------------------------------------------------------------------------------
   IRA Capital Preservation Portfolio                     N/A          N/A               1  .12%            6.69%        8/30/99
       Institutional Class Shares#
   --------------------------------------------------------------------------------------------------------------------------------
     Institutional Service Class*                         N/A          N/A               N/A                 N/A          N/A
   --------------------------------------------------------------------------------------------------------------------------------

   #  The Institutional Class is has been operation for less than one yea..
   *  The Institutional Service Class is currently not operational.


YIELD
--------------------------------------------------------------------------------
  Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

  Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]

     Where:

     a =  dividends and interest earned during the period

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d =  the maximum offering price per share on the last day of the period.


COMPARISONS
--------------------------------------------------------------------------------
  The portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.


  To help investors better evaluate how an investment in the portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

  In assessing such comparisons of performance, an investor should keep in mind:

  . that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the portfolio;

  .  that the indices and averages are generally unmanaged; and

  . that the items included in the calculations of such averages may not be identical to the formula used by the portfolio to calculate its performance; and

  .  that shareholders cannot invest directly in such indices or averages.

  In addition, there can be no assurance that the portfolio will continue this performance as compared to such other averages.

Financial Statements


  The following documents are included in the portfolio's October 31, 1999 Annual Report:

  .  Financial statements for the fiscal year ended October 31, 1999.

  .  Financial highlights for the respective periods presented

  .  The report of PricewaterhouseCoopers LLP.

  Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolio's Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolio's Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

Glossary

  All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

  1933 Act means the Securities Act of 1933, as amended.

  1934 Act means the Securities Exchange Act of 1934, as amended.

  1940 Act means the Investment Company Act of 1940, as amended.

  Adviser means the investment adviser of the portfolio.

  Board Member refers to a single member of the Fund's Board.

  Board refers to the Fund's Board of Trustees as a group.

  SEI is SEI Investments Mutual Funds Services, the Fund's sub-administrator.

  Distribution Plan refers to the Distribution Plan the Fund has adopted for its Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.

  Fund refers to UAM Funds Trust.

  Governing Board, see Board.

  NAV is the net asset value per share of a portfolio.

  NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

  Plan member refers to members of the board who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans.

  Plans refers to the Distribution and Shareholder Servicing Plans the Fund has adopted for its Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.

  SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

  Service Plan refers to the Shareholder Servicing Plan the Fund has adopted for its Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.

  Service Class means the Institutional Service Class shares of a portfolio.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

  UAM is United Asset Management Corporation.

  UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

  UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

  UAMSSC is UAM Fund Shareholders Servicing Center, the Fund's sub-shareholder-servicing agent.


Bond Ratings


Moody's Investors Service, Inc.
--------------------------------------------------------------------------------

Preferred Stock Ratings

  aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

  aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

  a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

  baa An issue that which is rated "baa" is considered to be a medium-- grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

  ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

  b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.


  caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

  ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

  c            This is the lowest rated class of preferred or preference stock.
               Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.
plus (+) or
minus (-)      Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Debt Ratings - Taxable Debt & Deposits Globally


  Aaa          Bonds which are rated Aaa are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

  A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba           Bonds which are rated Ba are judged to have speculative elements;
               their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Con. (...)   (This rating applies only to U.S. Tax-Exempt Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
               (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:



  Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                    . Leading market positions in well-established industries.

                    . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                    . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                    . Well-established access to a range of financial markets and assured sources of alternate liquidity.



  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime    Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES
--------------------------------------------------------------------------------

Long-Term Issue Credit Ratings

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2.  Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated 'BB', 'B', 'CCC' , 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings


     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C              A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



DUFF & PHELPS CREDIT RATING CO.
--------------------------------------------------------------------------------

Long-Term Debt and Preferred Stock

     AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA+/AA/        High credit quality. Protection factors are strong. Risk is
     AA-            modest but may vary slightly from time
                    to time because of economic conditions.

     A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

     BBB+/BBB       Below-average protection factors but still considered
     BBB-           sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB+/BB/        Below investment grade but deemed likely to meet obligations
     BB-            when due. Present or prospective financial protection
                    factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

     B+/B/B- Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

     DP             Preferred stock with dividend arrearages.

Short-Term Debt

     High Grade

     D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Good Grade
     D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Satisfactory Grade
     D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     Non-Investment Grade
     D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     Default
     D-5 Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA RATINGS
--------------------------------------------------------------------------------

International Long-Term Credit Ratings

     Investment Grade
     AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Speculative Grade
     BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                    Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings
     F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D              Default.  Denotes actual or imminent payment default.

     Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

     'NR' indicates that Fitch IBCA does not rate the issuer or issue in question.

     'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.


Comparative Benchmarks

     (alphabetically)

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.


     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.


     IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Brothers Indices:
     ------------------------

  Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $100 million for U.S. government issues and $25 million for others.

  Lehman Brothers Corporate Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

  Lehman Brothers Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

  Lehman Brothers Government/Corporate Bond Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee
  bonds.   All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

  Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

  Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and four corporate bond sectors.

  Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

  Lipper, Inc./Lipper Indices/Lipper Averages
  -------------------------------------------

  The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

  In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

  Criteria for the Lipper Indices are:  1) component funds are largest in group;
  2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

  Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

  Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

  Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

  Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

  Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

  Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

  Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

  Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

  Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

  Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).


  Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.

  Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

  Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

  NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.


  Nekkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

  New York Stock Exchange composite or component indices -- capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.


  Russell U.S. Equity Indexes:
  ----------------------------

  Russell 3000(R) Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

  Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

  Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

  Russell Top 200 Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

  Russell Mid-Cap Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

  Russell 2500 Index - an unmanaged index which measures the performance of the 2,5000 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

  Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

  Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

  Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

  Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

  Russell Top 200 Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks re also members of the Russell 1000 Growth index.

  Russell Top 200 Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

  Russell Midcap Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

  Russell Midcap Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

  Russell 2500 Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 2500 Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

  Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.

  Standard & Poor's U.S. Indices:
  -------------------------------

  In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

  S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

  S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P Midcap400.

  S&P Small Cap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

  S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

  S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

  S&P/BARRA Growth and Value Indices - are constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

  S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate portfolio. The Index covers over 80% of the securitized U.S. real estate market.

  S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

  Standard & Poor's CANADA Indices:
  ---------------------------------

  S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

  S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

  Standard & Poor's Global Indices:
  ---------------------------------

  S&P Global 1200 Index - aims to provide investors with an investable portfolio. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

  S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains

  200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

  S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

  S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

  S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries -- Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan -- are represented in the new index.

  S&P Latin America 40 Index -part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

  S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

  Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

  Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

  Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

  Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

  Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

  Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.


  Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

  U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.


  Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

  Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

  Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

  Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                    PART C
                                UAM FUNDS TRUST
                               OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used:

     PEA# = Post-Effective Amendment (pertinent numbers for each PEA are included after "PEA", e.g., PEA #3 means the third PEA under the Securities Act of 1933.)

                                                                                                        Incorporated by
                                                                                                        Reference to
Exhibit                                                                                                 (Location):
---------------------------------------------------------------------------------------------------------------------------
  A. 1.   Agreement and Declaration of Trust                                                            PEA 24
---------------------------------------------------------------------------------------------------------------------------
     2.   Certificate of Trust                                                                          PEA 24
---------------------------------------------------------------------------------------------------------------------------
     3.   Certificate of Amendment to Certificate of Trust                                              PEA 24
---------------------------------------------------------------------------------------------------------------------------
   B.1.   By-Laws                                                                                       PEA 24
---------------------------------------------------------------------------------------------------------------------------
     2.   Amendment to By-Laws dated December 10, 1998                                                  PEA 27
---------------------------------------------------------------------------------------------------------------------------
  C. 1.   Form of Specimen Share Certificate                                                            PEA 24
---------------------------------------------------------------------------------------------------------------------------
     2.   The rights of security holders are defined in the Registrant's Agreement and Declaration of   PEA 24
          Trust and By-Laws
---------------------------------------------------------------------------------------------------------------------------
   D.1.   Investment Advisory Agreement between Registrant and Barrow, Hanley, Mewhinney & Strauss      PEA 27
---------------------------------------------------------------------------------------------------------------------------
     2.   Investment Advisory Agreement between Registrant and Cambiar Investors, Inc.                  PEA 27
---------------------------------------------------------------------------------------------------------------------------
     3.   Investment Advisory Agreement between Registrant and Chicago Asset Management Company         PEA 27
          (Intermediate Bond Portfolio)
---------------------------------------------------------------------------------------------------------------------------
     4.   Investment Advisory Agreement between Registrant and Chicago Asset Management Company         PEA 27
          (Value/Contrarian Portfolio)
---------------------------------------------------------------------------------------------------------------------------
     5.   Investment Advisory Agreement between Registrant and Dwight Asset Management Company          PEA 27
---------------------------------------------------------------------------------------------------------------------------
     7.   Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc.             PEA 27
---------------------------------------------------------------------------------------------------------------------------
     8.   Investment Advisory Agreement between Registrant and Hanson Investment Management Company     PEA 27
---------------------------------------------------------------------------------------------------------------------------
     9.   Investment Advisory Agreement between Registrant and Heitman/PRA Securities Advisors, Inc.    PEA 27
---------------------------------------------------------------------------------------------------------------------------
    10.   Investment Advisory Agreement between Registrant and Jacobs Asset Management, L.P.            PEA 27
---------------------------------------------------------------------------------------------------------------------------
    11.   Investment Advisory Agreement between Registrant and Murray Johnstone International Limited   PEA 27
---------------------------------------------------------------------------------------------------------------------------
    12.   Investment Advisory Agreement between Registrant and Pacific Financial Research, Inc.         PEA 27
---------------------------------------------------------------------------------------------------------------------------
    13.   Investment Advisory Agreement between Registrant and Pell Rudman Trust Company, N.A.          PEA 27
---------------------------------------------------------------------------------------------------------------------------
    14.   Investment Advisory Agreement between Registrant and Provident Investment Counsel             PEA 39
---------------------------------------------------------------------------------------------------------------------------
    15.   Investment Advisory Agreement between Registrant and Tom Johnson Investment Management        PEA 27
---------------------------------------------------------------------------------------------------------------------------
  E. 1.   Distribution Agreement between Registrant and UAM Fund Distributors                           PEA 24
---------------------------------------------------------------------------------------------------------------------------
     2.   Distribution Agreement between Registrant and UAM Fund Distributors, Inc. dated as of March   PEA 29
          31, 1999 (Advisor Class Shares)
---------------------------------------------------------------------------------------------------------------------------
     2.   Distribution Agreement between Registrant and ACG Capital Corporation (Advisor Class Shares)  PEA 19
---------------------------------------------------------------------------------------------------------------------------
     4.   Amendment to Distribution Agreement between Registrant and ACG Capital Corporation dated as   PEA 29
          of March 31, 1999
---------------------------------------------------------------------------------------------------------------------------
     5.   Selling Dealer Agreement                                                                      PEA 24
---------------------------------------------------------------------------------------------------------------------------
   F.     Trustees' and Officers' Contracts and Programs                                                Not applicable
---------------------------------------------------------------------------------------------------------------------------
   G.1.     Global Custody Agreement                                                                    PEA 16
---------------------------------------------------------------------------------------------------------------------------
   H.1.     Fund Administration Agreement                                                               PEA 27
---------------------------------------------------------------------------------------------------------------------------

                                                                                                        Incorporated by
                                                                                                        Reference to
Exhibit                                                                                                 (Location):
---------------------------------------------------------------------------------------------------------------------------
      2.  Fund Administration Agreement Fee Schedule                                                    PEA 30
---------------------------------------------------------------------------------------------------------------------------
      3.  Mutual Funds Service Agreement                                                                filed herewith
---------------------------------------------------------------------------------------------------------------------------
   I.     Opinions and Consents of Counsel                                                              PEA 34, PEA 39,
                                                                                                        filed herewith
---------------------------------------------------------------------------------------------------------------------------
   J.     Consent of Independent Auditors                                                               filed herewith
---------------------------------------------------------------------------------------------------------------------------
   K.     Other Financial Statements                                                                    Not applicable
---------------------------------------------------------------------------------------------------------------------------
   L.     Purchase Agreement                                                                            PEA 24
---------------------------------------------------------------------------------------------------------------------------
   M. 1.  Distribution Plan                                                                             PEA 24
---------------------------------------------------------------------------------------------------------------------------
      2.  Shareholder Services Plan                                                                     PEA 24
---------------------------------------------------------------------------------------------------------------------------
      3.  Service Agreement                                                                             PEA 24
---------------------------------------------------------------------------------------------------------------------------
   N.     Amended and Restated Rule 18f-3 Multiple Class Plan                                           PEA 24
 ---------------------------------------------------------------------------------------------------------------------------
   O.     Powers of Attorney                                                                            PEA 24, PEA 27

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. Except for information with respect to Pell Rudman Trust Company, N.A., the information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Investment Adviser                                                                                         File No.
-----------------------------------------------------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                                  801-31237
-----------------------------------------------------------------------------------------------------------------------------
Cambiar Investors, Inc.                                                                                    801-09538
-----------------------------------------------------------------------------------------------------------------------------
Chicago Asset Management Company                                                                           801-20197
-----------------------------------------------------------------------------------------------------------------------------
Dwight Asset Management Company                                                                            801-45304
-----------------------------------------------------------------------------------------------------------------------------
First Pacific Advisors, Inc.                                                                               801-39512
-----------------------------------------------------------------------------------------------------------------------------
Hanson Investment Management Company                                                                       801-14817
-----------------------------------------------------------------------------------------------------------------------------
Heitman/PRA Securities Advisors, Inc.                                                                      801-48252
-----------------------------------------------------------------------------------------------------------------------------
Jacobs Asset Management, L.P.                                                                              801-49790
-----------------------------------------------------------------------------------------------------------------------------
Murray Johnstone International Ltd.                                                                        801-34926
-----------------------------------------------------------------------------------------------------------------------------
Pacific Financial Research, Inc.                                                                           801-54352
-----------------------------------------------------------------------------------------------------------------------------
Provident Investment Counsel, Inc.                                                                         801-47993
-----------------------------------------------------------------------------------------------------------------------------
Tom Johnson Investment Management, Inc.                                                                    801-42549

                                                Positions and Offices with Pell Rudman Trust   Positions and Offices with Pell
Name and Principal Business Address             Company, N.A.                                  Rudman & Co., Inc.
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey S. Thomas                               Director                                       Chief Financial Officer of
100 Federal Street                                                                             Pell, Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
Edward I. Rudman                                Director                                       Chairman and President of Pell,
100 Federal Street                                                                             Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
James S. McDonald                               Director                                       Executive Vice President of
100 Federal Street                                                                             Pell, Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
Susan W. Hunnewell                              Director                                       Senior Vice President of Pell,
100 Federal Street                                                                             Rudman & Co., Inc.
Boston, Massachusetts

Barrow, Hanley, Mewhinney & Strauss, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Dwight Asset Management Company, First Pacific Advisors, Inc., Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., Jacobs Asset Management, L.P., Murray Johnstone International Ltd., Pacific Financial Research, Inc., Pell Rudman Trust Company, N.A., Provident Investment Counsel, and Tom Johnson Investment Management, Inc., are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) UAM Fund Distributors, Inc. ("UAMFDI") acts as distributor of the registrant's shares. ACG Capital Corporation ("ACG") also acts as distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

(b) The information required with respect to each director and officer of UAMFDI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

(c) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

(d)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Administrator (UAM Fund Services, Inc., 211 Congress Street, 4th Floor, Boston, MA 02110), Sub-Administrative Agent (SEI Investments Mutual Funds Services, 530 East Swedesford Road, Wayne, PA 19087-
1658), Sub-Shareholder Servicing Agent (UAM Shareholder Services Center, Inc., 825 Duportail Road, Wayne, PA 19087), the Registrant's Sub-Transfer Agent (DST

Systems, Inc., 210 West 10/th/ Street, Kansas City, MO 64105), and the Registrant's Custodian Bank (The Chase Manhattan Bank 4 Chase MetroTech Center, Brooklyn, New York, 11245).


ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 1st day of March, 2000.

                                         UAM FUNDS TRUST

                                         /s/ Gary L. French
                                         ----------------------------
                                         Gary L. French
                                         Treasurer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on this 1st day of March, 2000.

                 *
_______________________________
Norton H. Reamer, Chairman and
President

                 *
_______________________________
John T. Bennett, Jr., Trustee

                 *
_______________________________
Nancy J. Dunn, Trustee

                 *
_______________________________
Philip D. English, Trustee

                 *
_______________________________
William A. Humenuk, Trustee

                 *
_______________________________
James P. Pappas, Trustee

                 *
_______________________________
Peter M. Whitman, Jr., Trustee


/s/ Gary L. French
-------------------------------
Gary L. French, Treasurer

/s/ Gary L. French
-------------------------------
* Gary L. French
(Attorney-in-Fact)

                                UAM FUNDS TRUST

                                 EXHIBIT INDEX


Exhibit No.             Description
-----------             -----------

H.3                     Mutual Funds Service Agreement

I.                      Opinion and Consent of Counsel

J.                      Other Opinions and Consents